Generation Separation (Notes)	12 Months Ended
Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations

Stuart and Killen – On May 31, 2018, DPL and AES Ohio Generation retired the Stuart Station coal-fired and diesel-fired generating units and the Killen Station coal-fired generating unit and combustion turbine, as planned. On December 20, 2019, DPL and AES Ohio Generation, together with AES Ohio Generation's joint owners in the retired Stuart and Killen generating facilities, completed the transfer of the retired generating facilities, including the associated environmental liabilities, to an unaffiliated third-party purchaser. As a result, DPL made cash expenditures of $51.0 million and recognized a gain on the transfer of $20.0 million for the year ended December 31, 2019.

Peaker Assets – On March 27, 2018, DPL and AES Ohio Generation completed the sale transaction of the Peaker assets, which resulted in net proceeds of $234.9 million and a loss on sale of $1.9 million for the year ended December 31, 2018.

Miami Fort and Zimmer – On December 8, 2017, DPL and AES Ohio Generation completed the sale transaction of their entire undivided interest in the Miami Fort Station and the Zimmer Station, which resulted in net proceeds of $70.1 million and a gain on sale of $14.0 million for the year ended December 31, 2017.

DPL determined that the disposal of this group of components as a whole represents a strategic shift to exit generation, and, as such, qualifies to be presented as discontinued operations. Therefore, the results of operations and financial position for this group of components were reported as such in the Consolidated Statements of Operations and Consolidated Balance Sheets for all periods presented.

The following table summarizes the major categories of assets and liabilities at the dates indicated:

$ in millions	December 31, 2019	December 31, 2018
Accounts receivable, net	17.4	4.0
Taxes applicable to subsequent years	—	2.3
Prepayments and other current assets	0.3	2.4
Intangible assets, net of amortization	—	5.3
Total assets of the disposal group classified as assets of discontinued operations and held-for-sale businesses in the balance sheets	$17.7	$14.0

Accounts payable	$3.8	$3.9
Accrued taxes	—	3.1
Accrued and other current liabilities	3.1	5.2
Deferred income taxes (a)	—	(39.8)
Taxes payable	—	2.3
Accrued pension and other post-retirement benefits	—	9.7
Asset retirement obligations	—	90.4
Other non-current liabilities	6.2	6.6
Total liabilities of the disposal group classified as liabilities of discontinued operations and held-for-sale businesses in the balance sheets	$13.1	$81.4

(a)	Deferred income taxes represent the tax asset position of the discontinued group of components, which were netted with liabilities on DPL prior to classification as discontinued operations.

The following table summarizes the revenues, operating costs, other expenses and income tax of discontinued operations for the periods indicated:

	Years ended December 31,
$ in millions	2019	2018	2017
Revenues	$51.4	$158.6	$492.9
Operating costs and other expenses	3.6	(88.1)	(444.5)
Fixed-asset impairment	—	—	(175.8)
Income / (loss) from discontinued operations	55.0	70.5	(127.4)
Gain / (loss) from disposal of discontinued operations	20.1	(1.6)	14.0
Income tax expense / (benefit) from discontinued operations	15.6	30.0	(20.3)
Net income / (loss) from discontinued operations	$59.5	$38.9	$(93.1)

Cash flows related to discontinued operations are included in our Consolidated Statements of Cash Flows. Cash flows from operating activities for discontinued operations were $24.0 million, $40.6 million and $194.8 million for the years ended December 31, 2019, 2018 and 2017, respectively. Cash flows from investing activities for discontinued operations were $(51.0) million, $233.8 million and $51.8 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Joint Operating Agreement of Stuart and Killen
Pursuant to an amended Joint Owners' Agreement for Stuart and Killen entered into in December 2019, existing assets and liabilities between the joint owners were settled and resulted in a credit to DPL's operating costs and other expenses of $19.4 million for the year ended December 31, 2019 in the table above.

AROs of Discontinued Operations
Prior to the transfer of the retired Stuart and Killen generating facilities, the facilities carried ARO liabilities consisting primarily of river intake and discharge structures, coal unloading facilities, landfills and ash disposal facilities. In the first quarter of 2019 and the fourth quarter of 2018, DPL reduced the ARO liability related to the Stuart and Killen ash ponds and landfills by $22.5 million and $27.6 million, respectively, based on updated internal analyses that reduced estimated closure costs associated with these ash ponds and landfills. The remaining ARO liability related to Stuart and Killen was included in the total liabilities of the disposal group classified as liabilities of discontinued operations and held-for-sale businesses in the balance sheet as of December 31, 2018 and was included in the 2019 sale described above. As these plants were no longer in service, the reductions to the ARO liability were also recorded as credits to depreciation and amortization expense in the same amounts. The credits to depreciation and amortization expense are included in operating and other expenses of discontinued operations for the years ended December 31, 2019 and 2018 in the table above.
Dispositions

Beckjord Facility – On February 26, 2018, DP&L and its co-owners of the retired Beckjord Facility agreed to transfer their interests in the retired Facility to a third party, including their obligations to remediate the Facility and its site, and the transfer occurred on that same date. As a result, DPL recognized a loss on the transfer of $11.7 million and made cash expenditures of $14.5 million, inclusive of cash expenditures for the transfer charges. The Beckjord Facility was retired in 2014, and, as such, the income / (loss) from continuing operations before income tax related to the Beckjord Facility was immaterial for the years ended December 31, 2018 and 2017, excluding the loss on transfer noted above. Prior to the transfer, the Beckjord Facility was included in the Utility segment.